Corporate and Deferred tax	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Corporate and Deferred Tax
Corporate and Deferred Tax

4 – Corporate and Deferred Tax

TAXATION – INCOME STATEMENT & SHAREHOLDERS’ EQUITY

(DKK million)	2024	2023

Current tax:
Current tax on profit	82	1,288
Deferred taxes	2,544	(11)

Total tax for the period in the income statement	2,626	1,277

A reconciliation of Genmab's effective tax rate relative to the Danish statutory tax rate is as follows:

(DKK million)	2024	2023

Net profit before tax	14,493	6,021

Tax at the Danish statutory corporation tax rate of 22% for all periods	3,188	1,325

Tax effect of:
Net of non-taxable income over non-deductible expenses	(659)	(52)
Other current and deferred taxes adjustments	97	4
Total tax effect	(562)	(48)

Total tax for the period in the income statement	2,626	1,277
Total tax for the period in shareholders' equity	7	57
Effective Tax Rate	18.1%	21.2%

TAXATION – BALANCE SHEET

Significant components of the deferred tax (liabilities) assets are as follows:

(DKK million)	2024	2023

Share-based instruments	39	37
Deferred revenue	120	113
Intangible Assets	(2,874)	-
Other temporary differences	356	48

Total deferred tax (liabilities) assets	(2,359)	198

Refer to Note 2.4 in the consolidated financial statements for additional information regarding corporate and deferred tax of the Group.